UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of January 31, 2013 (unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 95.9%
Australia — 7.0%
42,286	Australia & New Zealand Banking Group Ltd.	$ 1,172,063
68,867	BHP Billiton Ltd.	2,691,598
86,470	CFS Retail Property Trust	180,341
32,964	Commonwealth Bank of Australia	2,215,452
1,310	CSL Ltd.	75,052
114,137	Dexus Property Group	124,378
418,049	Fortescue Metals Group Ltd.	2,040,199
34,721	GPT Group	137,224
22,717	Iluka Resources Ltd.(a)	230,259
159,125	Lend Lease Group	1,719,086
2,535	National Australia Bank Ltd.	72,326
11,802	Newcrest Mining Ltd.	287,986
6,787	Ramsay Health Care Ltd.	209,068
7,867	Rio Tinto Ltd.	544,396
325,304	SP AusNet	390,110
217,484	Tatts Group Ltd.	739,340
24,409	Wesfarmers Ltd.	957,056
627,843	Westfield Retail Trust	2,101,627
127,926	Westpac Banking Corp.	3,740,558
57,347	Woolworths Ltd.	1,868,191

		21,496,310

Austria — 0.3%
24,446	OMV AG	1,007,727

Belgium — 0.9%
20,457	Anheuser-Busch InBev NV	1,774,908
3,454	Delhaize Group SA	163,745
8,274	Groupe Bruxelles Lambert SA	690,914

		2,629,567

Brazil — 0.5%
5,200	CCR SA	53,662
10,000	Multiplus SA	214,930
16,600	Natura Cosmeticos SA	447,646
46,600	Oi SA	237,522
35,531	Vale SA (Class B Stock), ADR(a)	716,660

		1,670,420

Chile
700	Vina Concha y Toro SA, ADR	27,986

China — 1.2%
456,000	Bank of China Ltd. (Class H Stock)	224,607
972,000	China Construction Bank Corp. (Class H Stock)	838,471
23,000	China Merchants Bank Co. Ltd. (Class H Stock)	55,102
1,454,000	China Minsheng Banking Corp. Ltd. (Class H Stock)	2,088,553
100,000	China Petroleum & Chemical Corp. (Class H Stock)	121,335
84,000	China Telecom Corp. Ltd. (Class H Stock)	45,708
396,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	298,197

		3,671,973

Colombia
3,600	Ecopetrol SA, ADR(a)	227,880

Denmark — 1.0%
21,609	Coloplast A/S (Class B Stock)	1,140,483
5,463	DSV A/S	140,186
9,580	Novo Nordisk A/S (Class B Stock)	1,762,677

		3,043,346

Finland — 1.7%
25,263	Kone OYJ (Class B Stock)	2,083,840
50,441	Orion OYJ (Class B Stock)	1,409,491
10,157	Sampo OYJ (Class A Stock)	364,774
183,589	Stora Enso OYJ (Class R Stock)	1,309,943

		5,168,048

France — 7.2%
10,829	Alstom SA	480,658
80,880	AXA SA	1,497,920
24,791	Cap Gemini SA	1,195,134
9,582	Casino Guichard Perrachon SA	938,697
19,514	CIE Generale des Etablissements Michelin	1,815,767
2,123	Dassault Systemes SA	236,027
55,060	European Aeronautic Defense and Space Co. NV	2,587,070
27,756	France Telecom SA	315,138
100,633	GDF Suez	2,064,610
1,982	ICADE	174,924
7,398	Imerys SA	488,988
50,437	Sanofi	4,921,184
701	Societe BIC SA	94,382
616	Technip SA	66,795
2,215	Thales SA	79,744
76,524	Total SA	4,148,873
9,411	Vinci SA	479,501
29,119	Vivendi SA	624,298

		22,209,710

Germany — 6.2%
5,123	Adidas AG	476,136
8,014	Allianz SE	1,146,349

41,361	BASF SE	4,192,877
29,679	Bayer AG	2,928,851
4,472	Deutsche Bank AG	232,013
58,278	Deutsche Post AG	1,368,543
181,995	Deutsche Telekom AG	2,237,346
20,724	Hannover Rueckversicherung AG	1,673,138
2,565	K+S AG	115,801
484	Linde AG	88,324
9,621	Muenchener Rueckversicherungs AG	1,768,120
4,700	SAP AG	385,067
3,481	Siemens AG	382,088
51,943	Suedzucker AG	2,223,035

		19,217,688

Hong Kong — 4.0%
1,637,000	Agricultural Bank of China Ltd. (Class H Stock)	890,752
71,500	BOC Hong Kong Holdings Ltd.	246,619
46,200	Cheung Kong Holdings Ltd.	757,748
91,000	Cheung Kong Infrastructure Holdings Ltd.	577,301
941,000	China Citic Bank Corp. Ltd. (Class H Stock)	641,861
36,500	China Mobile Ltd.	401,221
25,000	China Overseas Land & Investment Ltd.	77,527
28,000	China Unicom Hong Kong Ltd.	44,985
342,000	Galaxy Entertainment Group Ltd.*	1,541,236
172,000	Hysan Development Co. Ltd.	866,055
349,000	Link REIT (The)	1,813,536
70,000	Power Assets Holdings Ltd.	606,545
86,000	Sino Land Co. Ltd.	160,791
75,000	Sun Hung Kai Properties Ltd.	1,231,078
28,200	Swire Properties Ltd.	103,267
36,000	Want Want China Holdings Ltd.	47,812
249,000	Wharf Holdings Ltd.	2,199,306

		12,207,640

India — 0.1%
2,800	HDFC Bank Ltd., ADR	112,616
1,400	ICICI Bank Ltd., ADR(a)	64,120
1,966	Reliance Industries Ltd., GDR, 144A	65,822
18,600	Sterlite Industries India Ltd., ADR	157,914

		400,472

Indonesia — 0.1%
129,500	PT Astra International TBK	97,723
71,500	PT Bank Central Asia TBK	70,839
55,500	PT Bank Mandiri TBK	51,568
63,500	PT Bank Rakyat Indonesia Persero TBK	51,830
62,000	PT Telekomunikasi Indonesia Persero TBK	61,746

		333,706

Ireland — 0.4%
28,600	Ryanair Holdings PLC, ADR	1,113,970

Israel — 0.2%
25,830	Bank Hapoalim BM*	108,710
913	Mellanox Technologies Ltd.*	46,524
10,218	Teva Pharmaceutical Industries Ltd.	379,628
3,400	Teva Pharmaceutical Industries Ltd., ADR	129,166

		664,028

Italy — 3.2%
505,443	ENEL SpA	2,204,352
123,484	ENI SpA	3,100,136
123,524	Fiat Industrial SpA	1,590,823
277,172	Fiat SpA*	1,693,538
5,128	Luxottica Group SpA	235,968
1,035,930	Telecom Italia SpA-RSP	886,143

		9,710,960

Japan — 18.1%
4,000	ABC-Mart, Inc.	152,223
14,400	AEON Co. Ltd.	163,456
4,000	Air Water, Inc.	51,135
15,000	Ajinomoto Co., Inc.	203,565
28,000	All Nippon Airways Co. Ltd.	54,809
534,000	Aozora Bank Ltd.	1,500,771
25,000	Asahi Glass Co. Ltd.	165,673
9,400	Asahi Group Holdings Ltd.	199,318
30,000	Asahi Kasei Corp.	173,219
10,800	Astellas Pharma, Inc.	549,773
29,000	Bank of Yokohama Ltd. (The)	138,586
5,700	Brother Industries Ltd.	60,525
27,600	Central Japan Railway Co.	2,414,566
57,000	Chiyoda Corp.	714,954
15,000	Daihatsu Motor Co. Ltd.	311,991
12,000	Daiwa House Industry Co. Ltd.	220,329
5,200	Dena Co. Ltd.	164,453
17,200	East Japan Railway Co.	1,162,404
1,400	FamilyMart Co., Ltd.	56,340
178,000	Fuji Heavy Industries Ltd.	2,396,173
19,000	Fukuoka Financial Group, Inc.	79,993
18,310	Hakuhodo DY Holdings, Inc.	1,245,428
27,000	Hankyu Hanshin Holdings, Inc.	147,334
218,000	Hino Motors Ltd.	2,288,589
12,000	Hiroshima Bank Ltd. (The)	51,047
6,500	Hitachi High-Technologies Corp.	129,296
78,100	Hitachi Ltd.	462,903
500	Idemitsu Kosan Co. Ltd.	43,851
53	Inpex Corp.	307,179
29,000	Isuzu Motors Ltd.	181,716
115,100	Itochu Corp.	1,301,475
4,300	Itochu Techno-Solutions Corp.	186,681

6,000	Iyo Bank Ltd. (The)	49,079
12,000	J. Front Retailing Co. Ltd.	65,876
1,400	Japan Airlines Co. Ltd.*	57,871
78,500	Japan Tobacco, Inc.	2,443,977
7,000	JGC Corp.	198,185
50	Jupiter Telecommunications Co. Ltd.	59,872
53,300	JX Holdings, Inc.	314,747
2,100	Kao Corp.	60,259
35,000	Kawasaki Heavy Industries Ltd.	108,316
33,200	KDDI Corp.	2,468,806
1,200	Keyence Corp.	332,921
11,500	Konica Minolta Holdings, Inc.	91,427
26,000	Kubota Corp.	296,834
8,300	Kuraray Co. Ltd.	106,558
6,000	Kyowa Hakko Kirin Co. Ltd.	56,690
1,300	Lawson, Inc.	94,253
2,700	Makita Corp.	131,538
193,722	Marubeni Corp.	1,421,482
66,000	Mazda Motor Corp.*	177,549
1,300	Miraca Holdings, Inc.	54,235
74,000	Mitsubishi Heavy Industries Ltd.	395,713
83,000	Mitsubishi Motors Corp.*	86,227
5,400	Mitsubishi Tanabe Pharma Corp.	72,457
306,700	Mitsubishi UFJ Financial Group, Inc.	1,747,397
1,790	Mitsubishi UFJ Lease & Finance Co. Ltd.	81,332
989,200	Mizuho Financial Group, Inc.	1,979,590
117,700	Namco Bandai Holdings, Inc.	1,677,108
62,000	NEC Corp.*	151,195
53,100	Nippon Telegraph & Telephone Corp.	2,223,993
3,500	Nitto Denko Corp.	197,496
15,000	Odakyu Electric Railway Co. Ltd.	150,254
10,500	Oriental Land Co. Ltd.	1,396,249
2,520	ORIX Corp.	269,237
18,300	Otsuka Corp.	1,498,901
8,900	Otsuka Holdings Co. Ltd.	286,918
294,600	Resona Holdings, Inc.	1,311,195
16,000	Ricoh Co., Ltd.(a)	177,768
1,800	Santen Pharmaceutical Co. Ltd.	74,110
5,100	Secom Co. Ltd.	254,317
13,000	Sekisui House Ltd.	143,015
17,900	Seven & I Holdings Co. Ltd.	544,566
26,000	Sharp Corp.(a)	88,425
500	Shimamura Co. Ltd.	49,101
1,800	Shimano, Inc.	122,828
7,200	Shionogi & Co. Ltd.	128,654
24,400	SoftBank Corp.	869,856
24,500	Sony Corp.	364,908
27,100	Sumitomo Corp.	350,289
17,900	Sumitomo Electric Industries Ltd.	201,423
13,000	Sumitomo Metal Mining Co. Ltd.	202,296
51,100	Sumitomo Mitsui Financial Group, Inc.	2,050,817

190,000	Sumitomo Mitsui Trust Holdings, Inc.	702,280
65,300	Suzuki Motor Corp.	1,708,818
27,000	Taiheiyo Cement Corp.	73,520
25,000	Taisei Corp.	74,635
27,000	Tokyu Corp.	146,744
42,000	Toshiba Corp.	186,473
2,000	Toyo Suisan Kaisha Ltd.	55,509
74,600	Toyoda Gosei Co., Ltd.	1,652,792
31,434	Toyota Motor Corp.	1,500,458
86,100	Toyota Tsusho Corp.	2,045,987
20,800	West Japan Railway Co.	821,127
4,896	Yahoo! Japan Corp.	1,924,777
5,200	Yokogawa Electric Corp.	57,945

		55,968,930

Mexico
23,200	Grupo Mexico SAB de CV	86,307

Netherlands — 5.7%
282,748	Aegon NV	1,891,923
17,871	Gemalto NV	1,591,305
28,165	Heineken Holding NV	1,664,492
2,856	Heineken NV	200,834
150,417	Koninklijke Ahold NV	2,209,822
22,520	Koninklijke Boskalis Westminster NV - CVA	1,031,378
4,436	Koninklijke DSM NV	271,976
52,462	Koninklijke Philips Electronics NV	1,639,059
48,493	Royal Dutch Shell PLC (Class A Stock)	1,723,543
104,963	Royal Dutch Shell PLC (Class B Stock)	3,818,834
34,592	Unilever NV - CVA	1,399,668

		17,442,834

Norway — 1.4%
3,679	Aker Solutions ASA	80,477
4,861	Gjensidige Forsikring ASA	76,436
47,050	Seadrill Ltd.	1,862,914
8,082	Statoil ASA	215,258
39,346	Yara International ASA	2,099,500

		4,334,585

Philippines — 0.3%
1,650,800	Alliance Global Group, Inc.	767,682

Portugal — 0.2%
164,930	EDP - Energias de Portugal SA	531,859

Russia — 0.8%
31,011	Gazprom OAO, ADR	292,124

22,216	LUKOIL OAO, ADR	1,499,580
1,572	Magnit OJSC, GDR, RegS	69,891
2,671	MMC Norilsk Nickel OJSC, ADR	53,126
3,200	Mobile Telesystems OJSC, ADR	62,912
7,797	Rosneft OAO, GDR, RegS	68,614
14,879	Sberbank of Russia, OTC, ADR	219,465
11,645	Sberbank of Russia, XLON, ADR	171,531
1,408	Tatneft OAO, ADR	65,007
3,701	TMK OAO, GDR, RegS	56,255
1,648	Uralkali OJSC, GDR, RegS	62,855

		2,621,360

Singapore — 1.4%
49,000	CapitaCommercial Trust	65,919
602,000	ComfortDelGro Corp. Ltd.	938,763
12,000	DBS Group Holdings Ltd.	145,049
1,469,000	Golden Agri-Resources Ltd.	753,699
451,000	Keppel Land Ltd.	1,552,345
25,000	Oversea-Chinese Banking Corp. Ltd.	197,552
144,000	Singapore Technologies Engineering Ltd.	456,090
408,000	Yangzijiang Shipbuilding Holdings Ltd.	323,064

		4,432,481

South Africa — 0.6%
2,352	AngloGold Ashanti Ltd.	65,473
354,059	FirstRand Ltd.	1,276,519
4,327	Gold Fields Ltd.	50,193
2,394	Naspers Ltd. (Class N Stock)	154,916
10,593	Sanlam Ltd.	53,930
3,236	Sasol Ltd.	140,102
2,524	Shoprite Holdings Ltd.	47,546
7,304	Standard Bank Group Ltd.	95,267

		1,883,946

South Korea — 1.1%
290	Hyundai Heavy Industries Co. Ltd.*	57,258
423	Hyundai Mobis Co. Ltd.*	110,710
945	Hyundai Motor Co.	177,905
2,270	KB Financial Group, Inc.*	81,092
1,619	Kia Motors Corp.	76,867
720	KT&G Corp.	50,185
805	LG Electronics, Inc.	53,301
407	POSCO	133,246
1,630	Samsung Electronics Co. Ltd., GDR	1,083,748
1,047	Samsung Electronics Co. Ltd.	1,392,250
3,180	SK Hynix, Inc.*	71,256

		3,287,818

Spain — 3.1%
22,460	ACS Actividades de Construccion y Servicios SA	538,864
11,066	Amadeus IT Holding SA (Class A Stock)	277,593

173,843	Banco Santander SA	1,458,507
72,175	Enagas SA	1,708,116
104,979	Ferrovial SA	1,682,680
37,062	Gas Natural SDG SA	739,992
110,688	Iberdrola SA	596,957
12,204	Inditex SA	1,710,075
9,486	Red Electrica Corp. SA	528,209
14,921	Repsol YPF SA	333,169

		9,574,162

Sweden — 2.4%
13,976	Boliden AB	258,512
19,038	Industrivarden AB (Class C Stock)	334,176
70,411	Investor AB (Class B Stock)	2,000,083
186,987	Skandinaviska Enskilda Banken (Class A Stock)	1,874,914
3,648	Svenska Handelsbanken AB (Class A Stock)	149,182
121,763	Swedbank AB (Class A Stock)	2,872,740

		7,489,607

Switzerland — 6.9%
9,834	Actelion Ltd.	487,351
30,781	Cie Financiere Richemont SA	2,531,683
197	Ems-Chemie Holding AG	50,113
71,763	Nestle SA	5,038,905
38,336	Novartis AG	2,611,760
25,619	Roche Holding AG	5,669,652
3,429	Swiss Life Holding AG	515,452
35,885	Swiss Re AG	2,671,511
2,381	Syngenta AG	1,027,960
7,916	Transocean Ltd.	449,273
506	Zurich Financial Services AG	145,564

		21,199,224

Taiwan — 0.8%
62,000	Asustek Computer, Inc.	709,735
411,000	Hon Hai Precision Industry Co. Ltd.	1,174,823
7,000	MediaTek, Inc.	76,575
153,000	Taiwan Semiconductor Manufacturing Co. Ltd.	525,951
24,000	Uni-President Enterprises Corp.	42,105

		2,529,189

Thailand
188,375	Krung Thai Bank PCL	145,925
10,800	Siam Commercial Bank PCL	50,704

		196,629

United Kingdom — 19.1%
350,155	Aberdeen Asset Management PLC	2,234,701
62,185	ARM Holdings PLC	851,133
71,513	AstraZeneca PLC	3,462,685

41,643	Babcock International Group PLC	685,552
314,536	BAE Systems PLC	1,694,100
512,983	Barclays PLC	2,448,897
74,997	BHP Billiton PLC	2,565,637
676,314	BP PLC	5,006,496
20,496	British American Tobacco	1,067,188
568,859	BT Group PLC (Class A Stock)	2,242,884
64,540	Capita PLC	805,573
75,925	Diageo PLC	2,260,217
231,354	Eurasian Natural Resources Corp. PLC	1,210,121
9,216	Fresnillo PLC	242,342
55,741	GlaxoSmithKline PLC	1,277,892
5,730	Hargreaves Lansdown PLC	62,796
395,771	HSBC Holdings PLC	4,498,653
6,299	Imperial Tobacco Group PLC	234,269
953,912	ITV PLC	1,736,806
297,831	J Sainsbury PLC	1,562,087
122,960	Kazakhmys PLC	1,423,600
743,201	Legal & General Group PLC	1,796,356
182,878	National Grid PLC	2,005,648
28,043	Next PLC	1,804,836
99,487	Old Mutual PLC	295,690
26,734	Reckitt Benckiser Group PLC	1,781,645
60,479	Rio Tinto PLC	3,414,725
7,535	Sabmiller PLC	376,439
74,013	Standard Chartered PLC	1,969,118
317,219	Standard Life PLC	1,738,738
126,338	Tate & Lyle PLC	1,628,015
325,046	TUI Travel PLC(a)	1,499,134
580,049	Vodafone Group PLC	1,583,240
68,996	Xstrata PLC	1,292,882

		58,760,095

United States
400	Credicorp Ltd.	62,692
1,634	Millicom International Cellular SA	150,605

		213,297

	Total common stocks (cost $238,394,410)	296,121,436

EXCHANGE TRADED FUND — 2.7%
United States
140,000	iShares MSCI EAFE Index Fund (cost $7,936,693)	8,257,200

PREFERRED STOCKS — 1.1%
Brazil
11,900	Vale SA (Class Preference Stock)	231,265

Germany — 0.9%
7,304	Henkel AG & Co. KGaA	644,923
7,828	ProSiebenSat.1 Media AG	267,739
7,124	Volkswagen AG(a)	1,761,920

		2,674,582

South Korea — 0.2%
770	Samsung Electronics Co. Ltd.	599,637

	Total preferred stocks (cost $2,545,981)	3,505,484

Units
RIGHT(f)
Spain
4,240	Banco Santander SA (cost $0)*	35,573

	Total long-term investments (cost $248,877,084)	307,919,693

Principal Amount (000)
SHORT-TERM INVESTMENTS — 1.4%
United States Government Security — 0.1%
	U.S. Treasury Bills
$ 150	0.050%, 3/21/13 (cost $149,990)(b)(c)	149,992

Shares
Affiliated Money Market Mutual Fund — 1.3%
4,139,127	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $4,139,127; includes $4,139,127 of cash collateral received for securities on loan)(d)(e)	4,139,127

	TOTAL SHORT-TERM INVESTMENTS (cost $4,289,117)	4,289,119

	TOTAL INVESTMENTS — 101.1% (cost $253,166,201)(g)	312,208,812
	LIABILITIES IN EXCESS OF OTHER ASSETS (h) — (1.1%)	(3,491,049)

	NET ASSETS — 100.0%	$308,717,763

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelan (Bearer)
GDR	Global Depositary Receipt
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
RSP	Risparmio Shares
XLON	London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,913,957; cash collateral of $4,139,127 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2013.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$258,158,314	$57,924,387	$(3,873,889)	$54,050,498

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(h)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation(1)
	Long Positions:
3	DAX Index	Mar. 2013	$793,901	$775,794	$18,107
2	FTSE 100 Index	Mar. 2013	198,566	185,721	12,845

					$30,952

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$21,496,310	$—	$—
Austria	1,007,727	—	—
Belgium	2,629,567	—	—
Brazil	1,670,420	—	—
Chile	27,986	—	—
China	3,671,973	—	—
Colombia	227,880	—	—
Denmark	3,043,346	—	—
Finland	5,168,048	—	—
France	22,209,710	—	—
Germany	19,217,688	—	—
Hong Kong	12,207,640	—	—
India	400,472	—	—
Indonesia	333,706	—	—
Ireland	1,113,970	—	—
Israel	664,028	—	—
Italy	9,710,960	—	—
Japan	55,968,930	—	—
Mexico	86,307	—	—
Netherlands	17,442,834	—	—
Norway	4,334,585	—	—
Philippines	767,682	—	—
Portugal	531,859	—	—
Russia	2,621,360	—	—
Singapore	4,432,481	—	—
South Africa	1,883,946	—	—
South Korea	3,287,818	—	—
Spain	9,574,162	—	—
Sweden	7,489,607	—	—
Switzerland	21,199,224	—	—
Taiwan	2,529,189	—	—
Thailand	196,629	—	—
United Kingdom	58,760,095	—	—
United States	213,297	—	—
Exchange Traded Fund
United States	8,257,200	—	—
Preferred Stocks
Brazil	231,265	—	—
Germany	2,674,582	—	—
South Korea	599,637	—	—
Right
Spain	35,573	—	—
United States Government Security	—	149,992	—
Affiliated Money Market Mutual Fund	4,139,127	—	—

	312,058,820	149,992	—
Other Financial Instruments*
Futures Contracts	30,952	—	—

Total	$312,089,772	$149,992	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instruments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

Commercial Banks	12.6%
Pharmaceuticals	8.3
Oil, Gas & Consumable Fuels	7.3
Metals & Mining	5.8
Insurance	5.1
Food Products	3.7
Automobiles	3.3
Diversified Telecommunication Services	2.9
Real Estate Management & Development	2.9
Food & Staples Retailing	2.8
Chemicals	2.7
Exchange Traded Fund	2.7
Machinery	2.4
Beverages	2.1
Road & Rail	1.9
Wireless Telecommunication Services	1.8
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.7
Trading Companies & Distributors	1.7
Aerospace & Defense	1.6
Construction & Engineering	1.5
Diversified Financial Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Real Estate Investment Trusts	1.4
Affiliated Money Market Mutual Fund (including 1.3% of collateral received for securities on loan)	1.3
Multi-Utilities	1.3
Tobacco	1.2
Auto Components	1.1
Media	1.1
Textiles, Apparel & Luxury Goods	1.0
IT Services	1.0
Industrial Conglomerates	0.9
Computers & Peripherals	0.9
Capital Markets	0.8
Energy Equipment & Services	0.8
Gas Utilities	0.8
Household Products	0.8
Electronic Equipment, Instruments & Components	0.7
Internet Software & Services	0.7
Specialty Retail	0.6
Multiline Retail	0.6
Leisure Equipment & Products	0.6
Air Freight & Logistics	0.4
Paper & Forest Products	0.4
Commercial Services & Supplies	0.4
Airlines	0.4
Healthcare Equipment & Supplies	0.4
Professional Services	0.3
Electrical Equipment	0.2
Household Durables	0.2
Software	0.2
Biotechnology	0.2
Construction Materials	0.2
Personal Products	0.2
Office Electronics	0.1
Healthcare Providers & Services	0.1
Building Products	0.1
United States Government Security	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Prudential International Value Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 94.5%
Argentina — 0.2%
2,800	MercadoLibre, Inc.	$ 247,520

Australia — 3.7%
176,200	Arrium Ltd.	175,472
42,900	Ausdrill Ltd.	133,760
33,100	Bendigo and Adelaide Bank Ltd.	318,243
11,900	Caltex Australia Ltd.	240,988
82,600	Challenger Ltd.	331,620
71,625	Downer EDI Ltd.*	336,106
253,200	Emeco Holdings Ltd.	162,382
171,558	Goodman Fielder Ltd.*	118,969
37,900	Lend Lease Group	409,448
77,000	Metcash Ltd.	305,925
24,000	National Australia Bank Ltd.	684,742
88,300	Pacific Brands Ltd.	64,455
5,600	Rio Tinto Ltd.	387,520
38,800	Toll Holdings Ltd.	213,227

		3,882,857

Austria — 0.6%
10,700	OMV AG	441,081
5,700	Voestalpine AG	208,732

		649,813

Belgium — 0.4%
32,700	AGFA-Gevaert NV*	66,156
7,300	Delhaize Group SA	346,073
4,935	Dexia SA*	268

		412,497

Brazil — 1.1%
16,017	Embraer SA, ADR	528,081
21,000	Natura Cosmeticos SA	566,299

		1,094,380

Canada — 2.2%
5,206	Canadian National Railway Co.	499,669
13,711	Cenovus Energy, Inc.	455,155
17,560	Potash Corp. of Saskatchewan, Inc.	746,300
16,400	Teck Resources Ltd. (Class B Stock)	597,694

		2,298,818

Cayman Islands — 1.1%
7,087	Baidu, Inc., ADR*	767,522
10,332	Tencent Holdings Ltd.	361,568

		1,129,090

China — 1.6%
122,605	China Merchants Bank Co. Ltd. (Class H Stock)	293,731
1,248,791	Industrial & Commercial Bank of China Ltd. (Class H Stock)	940,369
144,099	Sinopharm Group Co. Ltd. (Class H Stock)	441,286

		1,675,386

Denmark — 1.6%
7,700	Danske Bank A/S*	147,703
11,500	H. Lundbeck A/S	181,875
7,292	Novo Nordisk A/S (Class B Stock)	1,341,695

		1,671,273

Finland — 0.3%
13,700	Tieto Oyj	305,255

France — 9.5%
7,448	Air Liquide SA	952,022
20,000	AXA SA	370,406
8,100	BNP Paribas	508,223
11,602	Cie Generale des Etablissements Michelin (Class B Stock)	1,079,560
2,700	Ciments Francais SA	163,982
37,707	Credit Agricole SA*	372,723
6,640	LVMH Moet Hennessy Louis Vuitton SA	1,251,835
13,784	Publicis Groupe SA	903,131
4,600	Renault SA	277,409
13,760	Sanofi	1,342,576
12,000	SCOR SE	345,422
5,863	Societe Generale SA*	264,893
5,900	Thales SA	212,411
16,400	Total SA	889,153
5,100	Valeo SA	274,912
27,796	Vivendi SA	595,933

		9,804,591

Germany — 11.2%
10,536	Adidas AG	979,225
10,421	Allianz SE	1,490,655
3,300	Aurubis AG	247,649
6,200	BASF SE	628,511
3,100	Bayer AG	305,921
7,500	Daimler AG	436,615
24,488	Deutsche Bank AG	1,270,467
12,200	E.ON SE	212,116
19,300	Freenet AG	415,748
13,153	Fresenius Medical Care AG & Co. KGaA	927,420
4,300	Hannover Rueckversicherung AG	347,157
2,600	Lanxess AG	219,582
1,500	Merck KGaA	208,659
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	496,198
5,100	Rheinmetall AG	271,519
7,300	RWE AG	274,609
12,106	SAP AG	991,834
8,777	Siemens AG	963,398
3,800	Volkswagen AG	877,391

		11,564,674

Hong Kong — 3.8%
174,984	AIA Group Ltd.	696,064
17,000	Cheung Kong Holdings Ltd.	278,825
501,777	CNOOC Ltd.	1,036,499
388,800	First Pacific Co. Ltd.	500,325
50,699	Hong Kong Exchanges and Clearing Ltd.	961,630
58,100	Kingboard Chemical Holdings Ltd.	191,784
68,200	Yue Yuen Industrial Holdings Ltd.	228,641

		3,893,768

Ireland — 1.3%
9,579	Accenture PLC (Class A Stock)	688,634
20,600	Allied Irish Banks PLC*	1,818
10,325	Covidien PLC	643,660
15,600	Permanent TSB Group Holdings PLC*	869

		1,334,981

Israel — 1.7%
62,300	Bank Hapoalim BM*	262,201
8,863	Check Point Software Technologies Ltd.*	443,150
6,200	Elbit Systems Ltd.	238,037
9,100	Teva Pharmaceutical Industries Ltd.	338,091
12,354	Teva Pharmaceutical Industries Ltd., ADR	469,329

		1,750,808

Italy — 1.8%
14,400	Banco Popolare Societa Cooperativa*	30,013
124,700	Enel SpA	543,845
35,100	Eni SpA	881,205
15,200	Finmeccanica SpA*	99,890
18,700	Parmalat SpA	46,897
251,900	Telecom Italia SpA	250,364

		1,852,214

Japan — 14.5%
8,373	Alpine Electronics, Inc.	75,631
11,400	Aoyama Trading Co. Ltd.	223,151
3,343	Fanuc Corp.	520,944
73,900	Fukuoka Financial Group, Inc.	311,132
8,700	Fuyo General Lease Co. Ltd.	311,105
21,600	Heiwa Corp.	365,649
1,700	Hitachi Capital Corp.	33,853
304	Japan Exchange Group, Inc.	18,284
57,894	JX Holdings, Inc.	341,875
16,090	KDDI Corp.	1,196,479
9,400	Keihin Corp.	130,548
32,614	Komatsu Ltd.	868,447
50,100	Kurabo Industries Ltd.	84,920
20,400	Kyorin Holdings, Inc.	415,830
25,600	Kyowa Exeo Corp.	260,353
76,000	Marubeni Corp.	557,669

3,900	Miraca Holdings, Inc.	162,704
5,900	Mitsubishi Corp.	124,394
222,897	Mitsubishi UFJ Financial Group, Inc.	1,269,936
25,800	Mitsui & Co. Ltd.	389,631
248,700	Mizuho Financial Group, Inc.	497,699
66,000	Morinaga Milk Industry Co. Ltd.	212,193
28,800	Nichii Gakkan Co.	247,861
14,700	Nippon Electric Glass Co. Ltd.	70,731
22,800	Nippon Shokubai Co. Ltd.	220,408
12,300	Nippon Telegraph & Telephone Corp.	515,162
78,700	Nishi-Nippon City Bank Ltd. (The)	203,969
300	NTT DoCoMo, Inc.	455,684
12,100	Otsuka Holdings Co. Ltd.	390,079
3,400	Sankyo Co. Ltd.	135,338
49,800	Sankyu, Inc.	196,597
29,400	Seino Holdings Co. Ltd.	200,298
13,500	Shimachu Co. Ltd.	285,959
25,400	Shizuoka Gas Co. Ltd.	176,935
38,600	Sumitomo Corp.	498,936
17,900	Sumitomo Mitsui Financial Group, Inc.	718,388
14,006	Sumitomo Mitsui Trust Holdings, Inc.	51,769
52,600	Toagosei Co. Ltd.	216,854
16,700	Toppan Forms Co. Ltd.	155,960
24,171	Toyota Motor Corp.	1,153,769
18,300	Toyota Tsusho Corp.	434,861
36,900	Yokohama Rubber Co. Ltd. (The)	284,079

		14,986,064

Mexico — 0.7%
214,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	694,228

Netherlands — 4.1%
18,800	Aegon NV	125,795
7,088	ASML Holding NV	532,209
44,700	ING Groep NV, CVA*	452,104
40,800	Koninklijke Ahold NV	599,405
8,300	Koninklijke DSM NV	508,882
21,300	Koninklijke KPN NV	119,906
8,366	Koninklijke Philips Electronics NV	261,377
2,000	Nutreco NV	177,300
15,049	Schlumberger Ltd.	1,174,575
11,700	Yandex NV (Class A Stock)*	283,257

		4,234,810

New Zealand — 0.3%
279,800	Air New Zealand Ltd.	293,511

Norway — 0.5%
20,700	DnB ASA	289,494
9,700	Statoil ASA	258,352

		547,846

Singapore — 0.3%
578,400	Golden Agri-Resources Ltd.	296,759

South Korea — 0.7%
284	Hyundai Motor Co.	53,465
513	Samsung Electronics Co. Ltd.	682,163

		735,628

Spain — 1.4%
28,659	Banco Bilbao Vizcaya Argentaria SA	285,038
19,900	Banco Espanol de Credito SA	102,406
47,500	Banco Santander SA	398,515
20,300	Repsol SA	453,276
12,200	Telefonica SA	176,915

		1,416,150

Sweden — 1.7%
31,600	Boliden AB	584,499
22,116	Hennes & Mauritz AB (Class B Stock)	814,673
5,500	NCC AB (Class B Stock)	128,204
11,000	Swedbank AB (Class A Stock)	259,522

		1,786,898

Switzerland — 6.1%
4,500	Baloise Holding AG	407,450
12,800	Credit Suisse Group AG*	378,353
500	Georg Fischer AG*	213,724
12,296	Julius Baer Group Ltd.*	503,298
7,216	Nestle SA	506,678
21,267	Novartis AG	1,448,881
2,300	Roche Holding AG	509,005
435	Swatch Group AG (The)	238,711
2,100	Swiss Life Holding AG*	315,675
6,400	Swiss Re AG*	476,457
1,590	Syngenta AG	686,458
1,400	Verwaltungs-und Privat-Bank AG	106,148
2,000	Zurich Insurance Group AG*	575,353

		6,366,191

United Kingdom — 21.2%
38,100	Alent PLC	202,247
32,375	ARM Holdings PLC	443,120
20,700	AstraZeneca PLC	1,002,301
60,800	Aviva PLC	353,603
100,100	BAE Systems PLC	539,142
85,481	Barclays PLC	408,072
75,157	Beazley PLC	218,729
15,600	Berendsen PLC	150,923
116,400	BP PLC	861,665
10,656	BP PLC, ADR	474,405
14,322	British American Tobacco PLC	745,720
207,400	BT Group PLC	817,732
22,021	Burberry Group PLC	473,934
285,700	Cable & Wireless Communications PLC	185,280
20,709	Carnival PLC	841,143
29,400	Dairy Crest Group PLC	194,160
8,900	GlaxoSmithKline PLC	204,037
40,400	Home Retail Group PLC	76,889
92,300	HSBC Holdings PLC	1,050,892

55,000	Intermediate Capital Group PLC	308,444
115,700	J. Sainsbury PLC	606,832
164,485	Kingfisher PLC	703,572
187,000	Legal & General Group PLC	451,989
24,800	Marks & Spencer Group PLC	149,346
48,900	Marston’s PLC	103,614
35,300	Mondi PLC	418,212
142,800	Old Mutual PLC	424,423
26,934	Pearson PLC	510,042
17,673	Reckitt Benckiser Group PLC	1,177,789
32,190	Rolls-Royce Holdings PLC*	482,962
69,294	Royal Bank of Scotland Group PLC*	377,286
46,900	Royal Dutch Shell PLC (Class B Stock)	1,706,347
100,287	RSA Insurance Group PLC	209,475
13,175	SABMiller PLC	658,207
38,757	Standard Chartered PLC	1,031,131
82,300	Tesco PLC	465,068
56,900	Thomas Cook Group PLC*	60,688
50,700	Tullett Prebon PLC	192,984
14,900	Tullow Oil PLC	268,924
38,100	Vesuvius PLC	218,985
499,270	Vodafone Group PLC	1,362,754
135,800	WM Morrison Supermarkets PLC	540,598
16,983	WPP PLC	267,060

		21,940,726

United States — 0.9%
1,900	Lululemon Athletica, Inc.*	131,100
12,250	Yum! Brands, Inc.	795,515

		926,615

	TOTAL COMMON STOCKS (cost $82,511,237)	97,793,351

PREFERRED STOCKS — 1.7%
Brazil — 0.7%
41,467	Itau Unibanco Holding SA, ADR (PRFC)	714,476

Germany — 1.0%
4,098	Volkswagen AG (PRFC)	1,013,525

	TOTAL PREFERRED STOCKS (cost $1,145,094)	1,728,001

	TOTAL LONG-TERM INVESTMENTS (cost $83,656,331)	99,521,352

SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
2,798,793	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $2,798,793)(a)	2,798,793

	TOTAL INVESTMENTS — 98.9% (cost $86,455,124)(b)	102,320,145
	OTHER ASSETS IN EXCESS OF LIABILITIES(c) — 1.1%	1,155,242

	NET ASSETS — 100%	$103,475,387

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro
JPY	Japanese Yen
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $86,941,294; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,378,851 (gross unrealized appreciation $23,123,287; gross unrealized depreciation $7,744,436). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 05/08/13	State Street Bank	EUR	738	$973,622	$1,001,880	$28,258

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro, Expiring 05/08/13	State Street Bank	EUR	738	$946,050	$1,001,880	$(55,830)
Japanese Yen, Expiring 07/08/13	State Street Bank	JPY	161,793	1,846,629	1,771,614	75,015

				$2,792,679	$2,773,494	$19,185

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$247,520	$—	$—
Australia	3,882,857	—	—
Austria	649,813	—	—
Belgium	412,497	—	—
Brazil	1,094,380	—	—
Canada	2,298,818	—	—
Cayman Islands	1,129,090	—	—
China	1,675,386	—	—
Denmark	1,671,273	—	—
Finland	305,255	—	—
France	9,804,591	—	—
Germany	11,564,674	—	—
Hong Kong	3,893,768	—	—
Ireland	1,334,981	—	—
Israel	1,750,808	—	—
Italy	1,852,214	—	—
Japan	14,986,064	—	—
Mexico	694,228	—	—
Netherlands	4,234,810	—	—
New Zealand	293,511	—	—
Norway	547,846	—	—
Singapore	296,759	—	—
South Korea	735,628	—	—
Spain	1,416,150	—	—
Sweden	1,786,898	—	—
Switzerland	6,366,191	—	—
United Kingdom	21,940,726	—	—
United States	926,615	—	—
Preferred Stocks:
Brazil	714,476	—
Germany	1,013,525	—	—
Affiliated Money Market Mutual Fund	2,798,793	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	47,443	—

Total	$102,320,145	$47,443	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 were as follows:

Banks	13.3%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	8.3
Insurance	7.0
Telecommunications	5.9
Food & Beverage	5.3
Chemicals	4.5
Retail & Merchandising	4.0
Automobile Manufacturers	3.8
Affiliated Money Market Mutual Fund	2.7
Diversified Financial Services	2.5
Metals & Mining	2.3
Aerospace & Defense	2.0
Distribution/Wholesale	1.9
Automotive Parts	1.9
Apparel	1.8
Computer Services & Software	1.7
Machinery & Equipment	1.6
Internet Software & Services	1.6
Miscellaneous Manufacturing	1.4
Entertainment & Leisure	1.4
Holding Companies—Diversified	1.2
Consumer Products & Services	1.2
Advertising	1.2
Transportation	1.1
Agriculture	1.0
Utilities	1.0
Electronic Components & Equipment	1.0
Semiconductors	0.9
Healthcare Providers & Services	0.9
Engineering & Construction	0.7
IT Services	0.7
Real Estate	0.7
Healthcare Products	0.6
Cosmetics/Personal Care	0.6
Commercial Services	0.5
Media & Entertainment	0.5
Forest & Paper Products	0.4
Airlines	0.3
Building Materials	0.2
Home Furnishings	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Descriptions	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 91.8%
FOREIGN BONDS
Barbados — 0.4%
Columbus International, Inc., Sr. Sec’d. Notes, RegS (original cost $188,913; purchased 09/18/12)(a)(b)	B2	11.500%	11/20/14		$170	$189,550

Brazil — 9.6%
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	Baa2	10.625	04/10/14	BRL	415	212,571
Brazil Notas do Tesouro Nacional, Bonds, Ser. NTNB - Inflation Linked	Baa2	6.000	08/15/14	BRL	52	62,209
Bonds, Ser. NTNB - Inflation Linked	Baa2	6.000	08/15/18	BRL	298	384,024
Notes, Ser. NTNB - Inflation Linked	Baa2	6.000	05/15/15	BRL	170	207,103
Notes, Ser. NTNF	Baa2	10.000	01/01/14	BRL	740	379,961
Notes, Ser. NTNF	Baa2	10.000	01/01/15	BRL	775	403,566
Notes, Ser. NTNF	Baa2	10.000	01/01/21	BRL	2,613	1,353,192
Notes, Ser. NTNF	Baa2	10.000	01/01/23	BRL	503	259,727
Sr. Notes, Ser. NTNF	Baa2	10.000	01/01/17	BRL	2,276	1,187,617
Brazilian Government International Bond, Sr. Unsec’d. Notes	Baa2	8.500	01/05/24	BRL	500	286,238
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	Baa1	10.500	11/23/15	BRL	300	163,834

						4,900,042

Colombia — 2.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	Baa3	4.375	03/21/23	COP	389,000	223,114
Sr. Unsec’d. Notes	Baa3	7.750	04/14/21	COP	197,000	138,634
Sr. Unsec’d. Notes	Baa3	9.850	06/28/27	COP	180,000	155,768
Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	700,000	473,682
Colombian TES, Bonds, Ser. B	Baa3	11.000	07/24/20	COP	300,000	230,989
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	Baa3	8.375	02/01/21	COP	300,000	197,363

						1,419,550

Costa Rica — 1.0%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, RegS	Baa3	6.548	03/20/14		$500	522,500

Dominican Republic — 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	B1	9.040	01/23/18		153	172,909

Hungary — 3.5%
Hungary Government Bond, Bonds, Ser. 16/C	Ba1	5.500	02/12/16	HUF	33,080	153,833
Ser. 17/B	Ba1	6.750	02/24/17	HUF	267,660	1,287,881
Ser. 23/A	Ba1	6.000	11/24/23	HUF	74,740	335,018

						1,776,732

Indonesia — 9.4%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR36	Baa3	11.500	09/15/19	IDR	2,200,000	305,887
Ser. FR51	Baa3	11.250	05/15/14	IDR	2,950,000	328,258
Ser. FR53	Baa3	8.250	07/15/21	IDR	4,970,000	611,741
Ser. FR54	Baa3	9.500	07/15/31	IDR	4,000,000	546,741
Ser. FR55	Baa3	7.375	09/15/16	IDR	3,000,000	335,088
Ser. FR56	Baa3	8.375	09/15/26	IDR	1,000,000	123,553
Ser. FR58	Baa3	8.250	06/15/32	IDR	4,300,000	525,695
Ser. FR59	Baa3	7.000	05/15/27	IDR	3,800,000	419,983
Ser. FR61	Baa3	7.000	05/15/22	IDR	8,094,000	933,467
Ser. FR65	Baa3	6.625	05/15/33	IDR	6,200,000	658,277

						4,788,690

Malaysia — 3.4%
Malaysia Government Bond, Unsec’d. Notes, Ser. 0111	A3	4.160	07/15/21	MYR	2,710	909,555
Unsec’d. Notes, Ser. 0112	A3	3.418	08/15/22	MYR	280	89,436
Unsec’d. Notes, Ser. 0311	A3	4.392	04/15/26	MYR	340	117,720
Unsec’d. Notes, Ser. 0412	A3	4.127	04/15/32	MYR	1,870	618,553

						1,735,264

Mexico — 9.0%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	A2	6.450	12/05/22	MXN	7,500	620,500
Mexican Bonos, Bonds, Ser. M	Baa1	6.500	06/10/21	MXN	2,000	172,769
Ser. M	Baa1	6.500	06/09/22	MXN	3,075	267,873
Ser. M	Baa1	7.750	05/29/31	MXN	11,793	1,117,940
Ser. M 10	Baa1	7.750	12/14/17	MXN	2,700	240,345
Ser. M 20	Baa1	8.500	05/31/29	MXN	1,400	142,146
Ser. M 30	Baa1	10.000	11/20/36	MXN	2,700	315,568
Petroleos Mexicanos, Gtd. Notes(c)	Baa1	5.290	05/12/14	MXN	6,000	471,899
Gtd. Notes	Baa1	9.100	01/27/20	MXN	9,650	907,910
Gtd. Notes, 144A	Baa1	7.650	11/24/21	MXN	4,120	361,301

						4,618,251

Netherlands — 0.4%
VimpelCom Holdings BV, Gtd. Notes, 144A(c)	Ba3	4.310	06/29/14		$200	201,131

Nigeria — 1.5%
Nigeria Treasury Bond, Bonds, Ser. 3YR	Ba3	10.500	03/18/14	NGN	5,740	36,259
Bonds, Ser. 5YR	Ba3	4.000	04/23/15	NGN	63,960	350,264
Bonds, Ser. 20YR	Ba3	10.000	07/23/30	NGN	10,085	53,945
Unsec’d. Notes, Ser. 10YR	Ba3	16.390	01/27/22	NGN	41,255	337,732

						778,200

Peru — 4.5%
Peru Government Bond, Sr. Unsec’d. Notes	Baa2	6.950	08/12/31	PEN	190	92,769
Peruvian Government International Bond, Sr. Unsec’d. Notes, 144A	Baa2	7.840	08/12/20	PEN	650	317,015
Sr. Unsec’d. Notes, RegS	Baa2	6.950	08/12/31	PEN	1,385	676,236
Sr. Unsec’d. Notes, RegS	Baa2	7.840	08/12/20	PEN	1,765	860,817
Sr. Unsec’d. Notes, RegS	Baa2	9.910	05/05/15	PEN	800	364,140

						2,310,977

Philippines — 2.5%
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba1	4.950	01/15/21	PHP	23,000	651,530
Sr. Unsec’d. Notes	Ba1	6.250	01/14/36	PHP	20,000	624,309

						1,275,839

Poland — 6.9%
Poland Government Bond, Bonds, Ser. 0415	A2	5.500	04/25/15	PLN	1,705	577,158
Ser. 0417	A2	4.750	04/25/17	PLN	2,860	975,122
Ser. 1017	A2	5.250	10/25/17	PLN	1,410	492,807
Ser. 1020	A2	5.250	10/25/20	PLN	840	300,571
Ser. 1023	A2	4.000	10/25/23	PLN	2,760	898,794
Ser. CPI - Inflation Linked	A2	2.750	08/25/23	PLN	771	275,085

						3,519,537

Russia — 9.1%
AHML Finance Ltd., Unsec’d. Notes, 144A	BBB(d)	7.750	02/13/18	RUB	5,250	174,930
Home Credit & Finance Bank Via Eurasia Capital SA, Sec’d. Notes	Ba3	7.000	03/18/14		$250	258,437
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, 144A	Baa1	8.625	02/17/17	RUB	3,000	102,459
Sr. Unsec’d. Notes, RegS	Baa1	8.625	02/17/17	RUB	39,900	1,362,705
Sr. Unsec’d. Notes, Ser. E, MTN, RegS	Baa1	8.700	03/17/16	RUB	18,000	614,754
Russian Foreign Bond - Eurobond,

Sr. Unsec’d. Notes, 144A	Baa1	7.850	03/10/18	RUB	10,000	362,272
Sr. Unsec’d. Notes, RegS	Baa1	7.850	03/10/18	RUB	20,000	724,543
RZD Capital Ltd., Sr. Unsec’d. Notes, RegS	Baa1	8.300	04/02/19	RUB	30,200	1,054,062

						4,654,162

Singapore — 0.3%
Berau Capital Resources Pte Ltd., 1st Lien, RegS	B1	12.500	07/08/15		$145	155,875

South Africa — 9.3%
Eskom Holdings Ltd., Notes, Ser. ES23, MTN	Baa2	10.000	01/25/23	ZAR	7,500	997,265
South Africa Government Bond, Bonds, Ser. R186	Baa1	10.500	12/21/26	ZAR	8,703	1,237,576
Bonds, Ser. R208	Baa1	6.750	03/31/21	ZAR	3,500	397,384
Bonds, Ser. R209	Baa1	6.250	03/31/36	ZAR	13,792	1,232,333
Sr. Unsec’d. Notes, Ser. R204	Baa1	8.000	12/21/18	ZAR	7,115	871,432

						4,735,990

Spain — 0.8%
Spain Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625	06/17/13		$400	400,832

Thailand — 3.8%
Thailand Government Bond, Bonds	Baa1	3.580	12/17/27	THB	11,900	378,733
Sr. Unsec’d. Notes	Baa1	3.625	06/16/23	THB	4,177	139,532
Sr. Unsec’d. Notes	Baa1	3.650	12/17/21	THB	2,000	67,515
Sr. Unsec’d. Notes	Baa1	3.775	06/25/32	THB	600	18,953
Sr. Unsec’d. Notes	Baa1	3.850	12/12/25	THB	2,000	66,938
Sr. Unsec’d. Notes	Baa1	5.670	03/13/28	THB	5,000	197,956
Sr. Unsec’d. Notes - Inflation Linked	Baa1	1.200	07/14/21	THB	30,932	1,061,301

						1,930,928

Turkey — 7.9%
Turkey Government Bond, Bonds	Ba1	9.000	01/27/16	TRY	1,360	833,592
Bonds	Ba1	10.500	01/15/20	TRY	775	535,835
Bonds, Ser. 5YR	Ba1	9.000	03/08/17	TRY	4,030	2,515,958
Bonds, Ser. CPI - Inflation Linked	Ba1	3.000	07/21/21	TRY	212	140,343

						4,025,728

Ukraine — 0.4%
NAK Naftogaz Ukraine, Gov’t. Gtd. Notes	NR	9.500	09/30/14		$230	236,325

United Arab Emirates — 0.8%
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes	NR	6.396	11/03/14		155	165,462
Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, Ser. E, MTN, RegS	NR	6.700	10/05/15		250	275,000

						440,462

Uruguay — 1.6%
Uruguay Government International Bond, Sr. Unsec’d. Notes	Baa3	4.375	12/15/28	UYU	6,520	418,000
Sr. Unsec’d. Notes	Baa3	5.000	09/14/18	UYU	6,830	417,374

						835,374

Venezuela — 2.6%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes	B1	8.000	11/17/13		$40	40,480
Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		1,340	1,279,700

						1,320,180

TOTAL LONG-TERM INVESTMENTS (cost $45,885,230)						46,945,028

					Shares
SHORT-TERM INVESTMENT — 4.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,248,825)(e)					2,248,825	2,248,825

TOTAL INVESTMENTS — 96.2% (cost $48,134,055)(f)	49,193,853
OTHER ASSETS IN EXCESS OF LIABILITIES(g) — 3.8%	1,920,618

NET ASSETS — 100.0%	$51,114,471

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ILS	Israeli New Shekel
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NR	Not Rated by Moody’s or Standard & Poor’s
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security, the aggregate original cost of such securities is $188,913. The aggregate value of $189,550 is approximately 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(d)	Standard & Poor’s Rating.
(e)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolio 2—Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$49,089,680	$1,131,377	$(1,027,204)	$104,173

The difference between book basis and tax basis is primarily attributable to the difference in treatment of amortization of premiums, wash sales and straddle loss deferrals as of the most recent fiscal year end.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real Expiring 04/18/13	Barclays Capital, Inc.	BRL	140,245	$70,000	$69,769	$(231)
Expiring 04/18/13	Barclays Capital, Inc.	BRL	125,123	61,000	62,246	1,246
Expiring 04/18/13	Barclays Capital, Inc.	BRL	103,638	50,400	51,558	1,158
Expiring 04/18/13	Citibank NA	BRL	281,878	137,000	140,229	3,229
Expiring 04/18/13	Citibank NA	BRL	198,326	96,000	98,663	2,663
Expiring 04/18/13	Citibank NA	BRL	132,580	64,300	65,956	1,656
Expiring 04/18/13	JPMorgan Chase Bank	BRL	235,178	113,750	116,997	3,247
Expiring 04/18/13	UBS AG	BRL	210,740	102,500	104,839	2,339
Chilean Peso Expiring 02/06/13	Citibank NA	CLP	88,412,400	184,500	187,426	2,926
Expiring 03/11/13	Barclays Capital, Inc.	CLP	12,877,650	27,000	27,166	166
Expiring 03/11/13	Barclays Capital, Inc.	CLP	5,346,030	11,300	11,278	(22)
Expiring 03/11/13	Citibank NA	CLP	88,412,400	186,682	186,513	(169)
Expiring 03/11/13	Citibank NA	CLP	39,016,000	80,000	82,307	2,307
Expiring 03/11/13	Citibank NA	CLP	38,996,000	80,000	82,265	2,265
Expiring 03/11/13	Citibank NA	CLP	33,514,797	68,889	70,702	1,813
Expiring 03/11/13	Citibank NA	CLP	21,928,500	45,000	46,260	1,260
Expiring 03/11/13	Citibank NA	CLP	21,845,250	45,000	46,084	1,084
Expiring 03/11/13	Citibank NA	CLP	21,613,500	45,000	45,595	595
Expiring 03/11/13	Citibank NA	CLP	14,288,100	30,000	30,142	142
Expiring 03/11/13	Citibank NA	CLP	12,165,000	25,000	25,663	663
Expiring 03/11/13	Citibank NA	CLP	10,013,850	21,000	21,125	125
Expiring 03/11/13	Citibank NA	CLP	7,290,000	15,000	15,379	379
Expiring 03/11/13	Citibank NA	CLP	5,897,564	12,400	12,441	41
Expiring 03/11/13	Credit Suisse International	CLP	21,701,250	45,000	45,781	781
Expiring 03/11/13	Credit Suisse International	CLP	17,011,750	35,000	35,888	888
Expiring 03/11/13	Goldman Sachs Group LP	CLP	40,468,500	85,000	85,372	372
Expiring 03/11/13	UBS AG	CLP	43,627,500	90,000	92,036	2,036
Chinese Yuan Renminbi Expiring 03/20/13	Goldman Sachs Group LP	CNY	2,527,000	400,000	405,503	5,503
Expiring 03/21/13	Barclays Capital, Inc.	CNY	1,674,005	265,000	268,612	3,612
Expiring 03/21/13	Barclays Capital, Inc.	CNY	50,219	8,000	8,058	58
Colombian Peso Expiring 04/18/13	Barclays Capital, Inc.	COP	28,321,500	15,800	15,850	50
Expiring 04/18/13	Barclays Capital, Inc.	COP	23,475,200	13,100	13,138	38
Expiring 04/18/13	Citibank NA	COP	127,612,299	71,813	71,419	(394)
Expiring 04/18/13	UBS AG	COP	48,048,300	27,100	26,890	(210)
Euro Expiring 04/24/13	Citibank NA	EUR	40,000	53,388	54,336	948
Expiring 04/24/13	Citibank NA	EUR	32,000	42,865	43,469	604
Expiring 04/24/13	HSBC	EUR	75,000	100,102	101,879	1,777
Expiring 04/25/13	Barclays Capital, Inc.	EUR	92,000	123,933	124,973	1,040
Expiring 04/25/13	Citibank NA	EUR	2,410,000	3,211,060	3,273,745	62,685

Expiring 04/25/13	Citibank NA	EUR	176,000	230,779	239,078	8,299
Expiring 04/25/13	Citibank NA	EUR	110,000	147,138	149,424	2,286
Expiring 04/25/13	Citibank NA	EUR	89,000	118,780	120,898	2,118
Expiring 04/25/13	Citibank NA	EUR	35,000	46,761	47,544	783
Hungarian Forint Expiring 04/24/13	Barclays Capital, Inc.	HUF	7,183,756	32,200	32,999	799
Expiring 04/24/13	Citibank NA	HUF	174,185,904	778,095	800,137	22,042
Expiring 04/24/13	Citibank NA	HUF	32,351,428	145,009	148,609	3,600
Expiring 04/24/13	Credit Suisse International	HUF	7,827,609	34,900	35,957	1,057
Indian Rupee Expiring 04/15/13	Barclays Capital, Inc.	INR	10,628,100	196,000	196,805	805
Expiring 04/15/13	Barclays Capital, Inc.	INR	341,964	6,300	6,332	32
Expiring 04/15/13	Citibank NA	INR	15,780,350	290,000	292,210	2,210
Expiring 04/15/13	Goldman Sachs Group LP	INR	1,216,820	22,000	22,532	532
Expiring 04/15/13	UBS AG	INR	11,939,285	212,973	221,084	8,111
Indonesian Rupiah Expiring 02/06/13	Citibank NA	IDR	2,790,985,600	291,700	286,375	(5,325)
Expiring 02/06/13	Citibank NA	IDR	2,300,181,400	232,600	236,015	3,415
Expiring 02/06/13	Citibank NA	IDR	1,090,084,800	112,000	111,850	(150)
Expiring 02/06/13	Citibank NA	IDR	939,881,250	96,250	96,438	188
Expiring 02/06/13	Citibank NA	IDR	891,796,000	90,400	91,505	1,105
Expiring 02/06/13	Citibank NA	IDR	773,040,000	80,000	79,319	(681)
Expiring 02/06/13	Citibank NA	IDR	699,618,000	72,200	71,786	(414)
Expiring 02/06/13	Citibank NA	IDR	501,105,000	51,586	51,417	(169)
Expiring 02/06/13	Citibank NA	IDR	443,081,300	45,400	45,463	63
Expiring 02/06/13	Credit Suisse International	IDR	281,671,123	28,701	28,901	200
Expiring 02/06/13	Morgan Stanley & Co., Inc.	IDR	992,302,500	102,500	101,817	(683)
Expiring 02/06/13	UBS AG	IDR	1,128,323,232	115,252	115,774	522
Expiring 02/06/13	UBS AG	IDR	908,361,000	91,800	93,204	1,404
Expiring 05/07/13	Barclays Capital, Inc.	IDR	589,782,000	60,000	59,901	(99)
Expiring 05/07/13	Barclays Capital, Inc.	IDR	488,302,500	49,700	49,594	(106)
Israeli New Shekel Expiring 04/24/13	Barclays Capital, Inc.	ILS	16,332	4,400	4,390	(10)
Expiring 04/24/13	Citibank NA	ILS	1,389,502	370,322	373,512	3,190
Expiring 04/24/13	Citibank NA	ILS	112,424	30,000	30,221	221
Expiring 04/24/13	Goldman Sachs Group LP	ILS	318,538	85,000	85,626	626
Expiring 04/24/13	HSBC	ILS	18,360	4,900	4,935	35
Malaysian Ringgit Expiring 04/15/13	Barclays Capital, Inc.	MYR	488,796	161,000	156,529	(4,471)
Expiring 04/15/13	Barclays Capital, Inc.	MYR	208,226	67,926	66,681	(1,245)
Expiring 04/15/13	Barclays Capital, Inc.	MYR	178,981	58,500	57,316	(1,184)
Expiring 04/15/13	Citibank NA	MYR	624,487	200,092	199,982	(110)
Expiring 04/15/13	Citibank NA	MYR	338,183	111,700	108,297	(3,403)
Expiring 04/15/13	Citibank NA	MYR	217,769	71,800	69,737	(2,063)
Expiring 04/15/13	Credit Suisse International	MYR	763,625	250,000	244,538	(5,462)
Expiring 04/15/13	HSBC	MYR	208,668	68,997	66,822	(2,175)

Expiring 04/15/13	UBS AG	MYR	9,662,235	3,161,519	3,094,169	(67,350)
Expiring 04/15/13	UBS AG	MYR	347,410	114,600	111,252	(3,348)
Mexican Peso Expiring 04/22/13	Barclays Capital, Inc.	MXN	948,578	74,300	74,003	(297)
Expiring 04/22/13	Barclays Capital, Inc.	MXN	897,389	70,400	70,009	(391)
Expiring 04/22/13	Barclays Capital, Inc.	MXN	756,351	59,200	59,006	(194)
Expiring 04/22/13	Citibank NA	MXN	16,777,838	1,321,229	1,308,910	(12,319)
Peruvian Nuevo Sol Expiring 02/04/13	Bank of New York Mellon (The)	PEN	1,295,340	506,289	501,263	(5,026)
Expiring 02/05/13	Bank of New York Mellon (The)	PEN	260,881	101,488	100,958	(530)
Expiring 04/10/13	Barclays Capital, Inc.	PEN	39,541	15,500	15,316	(184)
Expiring 04/10/13	Barclays Capital, Inc.	PEN	32,869	12,900	12,732	(168)
Expiring 04/10/13	Citibank NA	PEN	579,615	227,300	224,510	(2,790)
Expiring 04/10/13	Citibank NA	PEN	41,524	16,300	16,084	(216)
Expiring 04/10/13	UBS AG	PEN	66,684	26,300	25,830	(470)
Philippine Peso Expiring 02/04/13	Bank of New York Mellon (The)	PHP	12,822,222	315,818	315,159	(659)
Expiring 06/05/13	Barclays Capital, Inc.	PHP	137,666	3,400	3,383	(17)
Polish Zloty Expiring 04/24/13	Barclays Capital, Inc.	PLN	513,050	165,000	164,680	(320)
Expiring 04/24/13	Barclays Capital, Inc.	PLN	184,912	58,600	59,354	754
Expiring 04/24/13	Barclays Capital, Inc.	PLN	183,369	59,000	58,858	(142)
Expiring 04/24/13	Citibank NA	PLN	4,823,577	1,522,562	1,548,288	25,726
Expiring 04/24/13	Citibank NA	PLN	779,066	249,000	250,067	1,067
Expiring 04/24/13	Citibank NA	PLN	746,710	240,000	239,682	(318)
Expiring 04/25/13	Citibank NA	PLN	144,470	46,000	46,368	368
Expiring 04/25/13	HSBC	PLN	241,842	77,000	77,620	620
Romanian Leu Expiring 04/24/13	Barclays Capital, Inc.	RON	691,575	208,141	211,812	3,671
Expiring 04/24/13	Barclays Capital, Inc.	RON	10,868	3,300	3,329	29
Expiring 04/24/13	Citibank NA	RON	1,418,272	427,620	434,380	6,760
Expiring 04/24/13	Citibank NA	RON	462,005	139,100	141,501	2,401
Expiring 04/24/13	Goldman Sachs Group LP	RON	62,471	18,813	19,133	320
Russian Ruble Expiring 02/13/13	Bank of New York Mellon (The)	RUB	5,250,000	175,131	174,587	(544)
Expiring 04/17/13	Barclays Capital, Inc.	RUB	2,093,378	68,800	68,893	93
Expiring 04/17/13	Barclays Capital, Inc.	RUB	1,741,350	57,000	57,308	308
Expiring 04/17/13	Citibank NA	RUB	3,307,219	107,700	108,841	1,141
Expiring 04/17/13	Citibank NA	RUB	2,196,838	71,500	72,298	798
Expiring 04/17/13	Credit Suisse International	RUB	3,513,738	113,750	115,637	1,887
Expiring 04/17/13	UBS AG	RUB	39,123,309	1,276,246	1,287,550	11,304
Expiring 04/17/13	UBS AG	RUB	3,470,934	113,600	114,229	629
Singapore Dollar Expiring 04/23/13	Barclays Capital, Inc.	SGD	10,533	8,600	8,510	(90)
Expiring 04/23/13	Barclays Capital, Inc.	SGD	9,583	7,800	7,743	(57)

Expiring 04/23/13	Citibank NA	SGD	801,853	653,114	647,852	(5,262)
South African Rand Expiring 04/30/13	Barclays Capital, Inc.	ZAR	504,284	55,000	55,692	692
Expiring 04/30/13	Barclays Capital, Inc.	ZAR	427,990	46,800	47,267	467
Expiring 04/30/13	Citibank NA	ZAR	375,000	40,683	41,414	731
Expiring 04/30/13	Citibank NA	ZAR	321,546	35,517	35,511	(6)
Expiring 04/30/13	Credit Suisse International	ZAR	538,404	60,900	59,460	(1,440)
South Korean Won Expiring 04/15/13	Barclays Capital, Inc.	KRW	2,470,545	2,300	2,259	(41)
Expiring 04/15/13	UBS AG	KRW	494,061,013	462,422	451,810	(10,612)
Thai Baht Expiring 02/05/13	Bank of New York Mellon (The)	THB	4,048,081	135,842	135,711	(131)
Expiring 02/28/13	Barclays Capital, Inc.	THB	1,217,880	40,800	40,774	(26)
Expiring 02/28/13	Barclays Capital, Inc.	THB	1,011,237	33,900	33,856	(44)
Expiring 02/28/13	Barclays Capital, Inc.	THB	850,332	27,700	28,469	769
Expiring 02/28/13	Citibank NA	THB	45,258,586	1,464,821	1,515,236	50,415
Expiring 02/28/13	Citibank NA	THB	6,926,678	227,000	231,902	4,902
Expiring 02/28/13	Citibank NA	THB	1,923,719	63,300	64,405	1,105
Expiring 02/28/13	Citibank NA	THB	1,894,339	63,600	63,422	(178)
Expiring 02/28/13	Citibank NA	THB	1,273,734	42,000	42,644	644
Expiring 02/28/13	Credit Suisse International	THB	537,857	17,509	18,007	498
Expiring 02/28/13	Morgan Stanley & Co., Inc.	THB	2,032,356	65,900	68,042	2,142
Expiring 02/28/13	UBS AG	THB	2,030,134	67,000	67,968	968
Turkish Lira Expiring 04/30/13	Barclays Capital, Inc.	TRY	121,644	67,800	68,417	617
Expiring 04/30/13	Barclays Capital, Inc.	TRY	115,934	64,800	65,205	405
Expiring 04/30/13	Barclays Capital, Inc.	TRY	96,310	53,800	54,168	368
Expiring 04/30/13	Citibank NA	TRY	3,162,843	1,763,932	1,778,898	14,966
Expiring 04/30/13	Citibank NA	TRY	40,688	22,717	22,884	167

				$28,351,591	$28,519,493	$167,902

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real Expiring 04/18/13	Citibank NA	BRL	362,070	$175,779	$180,123	$(4,344)
Expiring 04/18/13	Citibank NA	BRL	61,947	30,000	30,817	(817)
Expiring 04/18/13	Goldman Sachs Group LP	BRL	175,483	85,000	87,299	(2,299)
Chilean Peso Expiring 02/06/13	Citibank NA	CLP	88,412,400	187,473	187,426	47
Euro Expiring 04/25/13	Citibank NA	EUR	1,205,000	1,607,231	1,636,872	(29,641)
Expiring 04/25/13	Citibank NA	EUR	725,000	967,043	984,840	(17,797)
Expiring 04/25/13	Citibank NA	EUR	480,000	640,182	652,032	(11,850)
Expiring 04/25/13	Citibank NA	EUR	214,035	285,223	290,745	(5,522)
Expiring 04/25/13	Citibank NA	EUR	95,000	124,031	129,048	(5,017)
Expiring 04/25/13	Citibank NA	EUR	65,000	86,492	88,296	(1,804)
Expiring 04/25/13	JPMorgan Chase Bank	EUR	59,000	77,723	80,146	(2,423)

Hungarian Forint Expiring 04/24/13	Citibank NA	HUF	9,615,392	42,865	44,169	(1,304)
Indonesian Rupiah Expiring 02/06/13	Citibank NA	IDR	7,556,372,955	774,774	775,337	(563)
Expiring 02/06/13	Citibank NA	IDR	2,634,930,450	267,900	270,362	(2,462)
Expiring 02/06/13	Citibank NA	IDR	1,812,570,000	186,000	185,982	18
Expiring 02/06/13	Citibank NA	IDR	1,302,733,600	133,600	133,670	(70)
Expiring 02/06/13	Citibank NA	IDR	433,824,200	44,600	44,514	86
Expiring 05/07/13	UBS AG	IDR	1,128,323,232	113,984	114,597	(613)
Israeli New Shekel Expiring 04/24/13	Citibank NA	ILS	123,303	33,000	33,145	(145)
Malaysian Ringgit Expiring 02/05/13	Bank of New York Mellon (The)	MYR	624,487	201,026	200,927	99
Expiring 04/15/13	Deutsche Bank Securities Corp.	MYR	419,492	138,263	134,335	3,928
Mexican Peso Expiring 04/22/13	Citibank NA	MXN	1,328,236	104,000	103,621	379
Expiring 04/22/13	Citibank NA	MXN	1,274,378	100,000	99,420	580
Expiring 04/22/13	Citibank NA	MXN	1,198,459	93,000	93,497	(497)
Expiring 04/22/13	Citibank NA	MXN	766,287	60,000	59,781	219
Expiring 04/22/13	Citibank NA	MXN	278,885	21,775	21,757	18
Expiring 04/22/13	Credit Suisse International	MXN	1,971,405	153,000	153,798	(798)
Expiring 04/22/13	Credit Suisse International	MXN	641,209	50,000	50,023	(23)
Peruvian Nuevo Sol Expiring 02/04/13	BNP Paribas Securities Services	PEN	1,261,892	493,216	488,319	4,897
Expiring 04/10/13	Citibank NA	PEN	2,545,270	993,974	985,895	8,079
Expiring 04/10/13	Citibank NA	PEN	336,272	131,100	130,253	847
Expiring 04/10/13	Citibank NA	PEN	279,736	109,400	108,354	1,046
Expiring 04/10/13	Citibank NA	PEN	120,251	47,061	46,578	483
Philippine Peso Expiring 02/04/13	Bank of New York Mellon (The)	PHP	10,823,667	266,593	266,037	556
Expiring 06/05/13	Citibank NA	PHP	38,555,840	954,352	947,353	6,999
Expiring 06/05/13	Citibank NA	PHP	45,964	1,124	1,129	(5)
Polish Zloty Expiring 04/24/13	Barclays Capital, Inc.	PLN	777,415	247,264	249,537	(2,273)
Expiring 04/24/13	Citibank NA	PLN	768,117	246,247	246,553	(306)
Expiring 04/24/13	Citibank NA	PLN	307,513	97,000	98,707	(1,707)
Romanian Leu Expiring 04/24/13	Citibank NA	RON	178,016	53,388	54,522	(1,134)
Expiring 04/24/13	HSBC	RON	334,050	100,102	102,311	(2,209)
Expiring 04/24/13	UBS AG	RON	1,216,050	366,038	372,445	(6,407)
Russian Ruble Expiring 04/17/13	Citibank NA	RUB	9,410,192	306,696	309,690	(2,994)
Expiring 04/17/13	Credit Suisse International	RUB	3,716,730	122,000	122,318	(318)
Expiring 04/17/13	JPMorgan Chase Bank	RUB	3,107,940	102,000	102,282	(282)
South African Rand Expiring 04/30/13	Citibank NA	ZAR	1,769,552	197,523	195,426	2,097

Expiring 04/30/13	Citibank NA	ZAR	1,070,009	116,787	118,170	(1,383)
Expiring 04/30/13	Citibank NA	ZAR	183,222	20,000	20,235	(235)
South Korean Won Expiring 04/15/13	Citibank NA	KRW	212,856,000	196,000	194,653	1,347
Expiring 04/15/13	Citibank NA	KRW	151,678,600	142,577	138,708	3,869
Expiring 04/15/13	Citibank NA	KRW	130,851,100	122,000	119,661	2,339
Thai Baht Expiring 02/05/13	Bank of New York Mellon (The)	THB	3,836,242	128,733	128,609	124
Expiring 02/28/13	Barclays Capital, Inc.	THB	5,306,930	173,912	177,673	(3,761)
Expiring 02/28/13	Barclays Capital, Inc.	THB	3,493,835	113,188	116,972	(3,784)
Expiring 02/28/13	Barclays Capital, Inc.	THB	592,892	19,206	19,850	(644)
Expiring 02/28/13	Citibank NA	THB	5,305,385	177,705	177,622	83
Expiring 02/28/13	UBS AG	THB	3,007,667	97,408	100,695	(3,287)
Turkish Lira Expiring 04/30/13	Citibank NA	TRY	1,007,792	562,598	566,819	(4,221)
Expiring 04/30/13	Citibank NA	TRY	53,652	30,000	30,176	(176)
Expiring 04/30/13	Goldman Sachs Group LP	TRY	160,962	90,000	90,531	(531)

				$13,609,156	$13,694,662	(85,506)

						$82,396

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding as of January 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(2)	Counterparty
Over-the-counter swap agreements:
MXN 8,000	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	$52,482	$—	$52,482	Barclays Bank PLC
MXN 3,000	02/28/22	6.440	28 Day Mexican Interbank Rate(1)	16,098	—	16,098	Barclays Bank PLC

				$68,580	$—	$68,580

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Barbados	$—	$189,550	$—
Brazil	—	4,900,042	—
Colombia	—	1,419,550	—
Costa Rica	—	522,500	—
Dominican Republic	—	172,909	—
Hungary	—	1,776,732	—
Indonesia	—	4,788,690	—
Malaysia	—	1,735,264	—
Mexico	—	4,146,352	471,899
Netherlands	—	201,131	—
Nigeria	—	778,200	—
Peru	—	2,310,977	—
Philippines	—	1,275,839	—
Poland	—	3,519,537	—
Russia	—	4,654,162	—
Singapore	—	155,875	—
South Africa	—	4,735,990	—
Spain	—	400,832	—
Thailand	—	1,930,928	—
Turkey	—	4,025,728	—
Ukraine	—	236,325	—
United Arab Emirates	—	440,462	—
Uruguay	—	835,374	—
Venezuela	—	1,320,180	—
Affiliated Money Market Mutual Fund	2,248,825	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	82,396	—
Interest Rate Swap Agreements	—	68,580	—

Total	$2,248,825	$46,624,105	$471,899

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 10/31/12	$458,225
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	13,674
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/13	$471,899

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $13,674 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities are foreign bonds being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities using fixed income securities valuation model.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 was as follows:

Foreign Government Obligations	73.0%
Foreign Agencies	14.9
Affiliated Money Market Mutual Fund	4.4
Foreign Corporations	3.9

96.2
Other assets in excess of liabilities	3.8

Net Assets	100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 97.3%
Brazil — 5.9%
18,621	Arezzo Industria e Comercio SA	$ 350,660
28,084	BR Properties SA	364,563
7,800	Grupo BTG Pactual, 144A	134,155
24,284	Grupo BTG Pactual	417,670

		1,267,048

China — 2.0%
12,616	Tencent Holdings Ltd.	441,497

Denmark — 3.0%
3,470	Novo Nordisk A/S (Class B Stock)	638,464

France — 3.3%
1,758	PPR	378,101
2,650	Remy Cointreau SA	338,190

		716,291

Germany — 1.6%
4,192	SAP AG	343,447

Hong Kong — 3.0%
208,055	China Overseas Land & Investment Ltd.	645,192

Italy — 4.7%
9,947	Luxottica Group SpA	457,717
61,206	Prada SpA	550,076

		1,007,793

Macau — 2.1%
91,898	Sands China Ltd.	463,317

Mexico — 2.6%
24,821	Mexichem SAB de CV, 144A	140,361
72,728	Mexichem SAB de CV	411,270

		551,631

Netherlands — 1.4%
3,404	Gemalto NV	303,106

South Africa — 1.0%
16,119	Mr Price Group Ltd.	222,189

South Korea — 2.3%
148	Orion Corp.*	138,224
272	Samsung Electronics Co. Ltd.	361,692

		499,916

Spain — 3.8%
5,928	Inditex SA	830,656

Thailand — 2.1%
283,304	CP ALL PCL	444,147

Turkey — 1.4%
31,010	Turkiye Halk Bankasi A.S.	306,794

United Kingdom — 11.2%
46,009	ARM Holdings PLC	629,731
8,418	ASOS PLC*	345,922
68,614	Barclays PLC	327,552
9,440	Diageo PLC	281,020
7,091	Intertek Group PLC	349,647
31,821	Rolls-Royce Holdings PLC	477,426

		2,411,298

United States — 45.9%
3,086	Allergan, Inc.	324,061
2,044	Amazon.com, Inc.*	542,682
1,494	Apple, Inc.	680,233
2,669	Biogen Idec, Inc.*	416,577
10,623	eBay, Inc.*	594,144
5,795	Estee Lauder Cos., Inc. (The) (Class A Stock)	353,089
17,705	Facebook, Inc. (Class A Stock)*	548,324
10,879	Gilead Sciences, Inc.*	429,177
4,692	Goldman Sachs Group, Inc. (The)	693,759
11,513	Home Depot, Inc. (The)	770,450
343	Intuitive Surgical, Inc.*	197,012
4,460	LinkedIn Corp. (Class A Stock)*	552,103
1,685	MasterCard, Inc. (Class A Stock)	873,504
2,190	MercadoLibre, Inc.	193,596
5,566	Michael Kors Holdings Ltd.*	312,420
3,770	Monsanto Co.	382,090
945	priceline.com, Inc.*	647,769
1,906	Salesforce.com, Inc.*	328,080
6,903	Splunk, Inc.*	227,523
10,690	TJX Cos., Inc.	482,974
2,105	TransDigm Group, Inc.	285,101
1,740	Workday, Inc. (Class A Stock)*	92,951

		9,927,619

	Total common stocks (cost $18,180,247)	21,020,405

PREFERRED STOCK — 1.9%
Germany
1,696	Volkswagen AG (cost $346,485)	419,458

	Total long-term investments (cost $18,526,732)	21,439,863

SHORT-TERM INVESTMENT — 0.8%
Affiliated Money Market Mutual Fund
175,549	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $175,549)(a)	175,549

	TOTAL INVESTMENTS — 100.0% (cost $18,702,281)(b)	21,615,412
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	7,897

	NET ASSETS — 100.0%	$21,623,309

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$18,745,103	$3,087,175	$(216,866)	$2,870,309

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$1,267,048	$—	$—
China	441,497	—	—
Denmark	638,464	—	—
France	716,291	—	—
Germany	343,447	—	—
Hong Kong	645,192	—	—
Italy	1,007,793	—	—
Macau	463,317	—	—
Mexico	551,631	—	—
Netherlands	303,106	—	—
South Africa	222,189	—	—
South Korea	499,916	—	—
Spain	830,656	—	—
Thailand	—	444,147	—
Turkey	306,794	—	—
United Kingdom	2,411,298	—	—
United States	9,927,619	—	—
Preferred Stock:
Germany	419,458	—	—
Affiliated Money Market Mutual Fund	175,549	—	—

Total	$21,171,265	$444,147	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 was as follows:

Internet Software & Services	10.8
Specialty Retail	10.7
Textiles, Apparel & Luxury Goods	7.7

Internet & Catalog Retail	7.1
Real Estate Management & Development	4.7
Computers & Peripherals	4.6
Semiconductors & Semiconductor Equipment	4.6
Software	4.6
Pharmaceuticals	4.5
Chemicals	4.3
IT Services	4.0
Biotechnology	3.9
Aerospace & Defense	3.5
Capital Markets	3.2
Commercial Banks	2.9
Beverages	2.9
Diversified Financial Services	2.6
Hotels, Restaurants & Leisure	2.1
Food & Staples Retailing	2.1
Automobiles	1.9
Multiline Retail	1.8
Personal Products	1.6
Professional Services	1.6
Healthcare Equipment & Supplies	0.9
Affiliated Money Market Mutual Fund	0.8
Food Products	0.6

100.0%
Other assets in excess of liabilities	0.0

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.6%
Brazil — 8.9%
7,479	Arezzo Industria e Comercio SA	$ 140,841
13,240	BR Properties SA	171,870
6,940	Cia de Bebidas das Americas	313,761
15,151	Grupo BTG Pactual	260,588
8,588	Mills Estruturas e Servicos de Engenharia SA	144,474
15,112	Raia Drogasil SA	168,851

		1,200,385

China — 2.4%
9,082	Tencent Holdings Ltd.	317,824

Denmark — 3.3%
2,404	Novo Nordisk A/S (Class B Stock)	442,325

France — 7.7%
2,313	Dassault Systemes SA	257,150
947	PPR	203,675
1,596	Remy Cointreau SA	203,680
2,080	Sanofi	202,948
1,629	Technip SA	176,638

		1,044,091

Germany — 4.8%
5,676	Deutsche Bank AG	294,478
4,222	SAP AG	345,905

		640,383

Hong Kong — 2.8%
123,435	China Overseas Land & Investment Ltd.	382,780

Indonesia — 0.6%
69,128	PT Tower Bersama Infrastructure Tbk*	41,874
72,770	PT Tower Bersama Infrastructure Tbk, 144A*	44,081

		85,955

Ireland — 4.1%
16,475	Experian PLC	282,457
7,976	Shire PLC	267,292

		549,749

Italy — 10.3%
4,037	Brunello Cucinelli SpA*	81,070
18,907	Eni SpA	474,671
4,775	Luxottica Group SpA	219,724
38,988	Prada SpA	350,396
970	Tod’s SpA	132,496
6,511	Yoox SpA*	124,387

		1,382,744

Japan — 0.9%
791	FANUC Corp.	123,263

Macau — 2.1%
55,360	Sands China Ltd.	279,106

Mexico — 2.7%
60,800	Corp. Inmobiliaria Vesta SAB de CV, 144A	117,300
40,420	Mexichem SAB de CV	228,572
4,176	Mexichem SAB de CV, 144A	23,615

		369,487

Netherlands — 1.2%
1,852	Gemalto NV	164,910

South Africa — 4.0%
13,785	Mr Price Group Ltd.	190,017
3,181	Naspers Ltd. (Class N Stock)	205,843
19,999	Woolworths Holdings Ltd.	142,196

		538,056

South Korea — 3.4%
226	Orion Corp.*	211,072
190	Samsung Electronics Co. Ltd.	252,653

		463,725

Spain — 3.8%
3,618	Inditex SA	506,969

Switzerland — 2.2%
696	Syngenta AG	300,487

Taiwan — 1.9%
14,648	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	259,855

Thailand — 1.6%
133,251	CP ALL PCL	208,903

Turkey — 3.0%
3,369	BIM Birlesik Magazalar AS	163,302
138,847	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	245,523

		408,825

United Kingdom — 17.7%
31,278	ARM Holdings PLC	428,106
1,886	Ashtead Group PLC	13,580
4,840	ASOS PLC*	198,891
88,505	Barclays PLC	422,508
20,743	Compass Group PLC	251,342
10,411	Diageo PLC	309,926
8,015	Hikma Pharmaceuticals PLC	102,520
4,121	Intertek Group PLC	203,200
23,771	Rolls-Royce Holdings PLC	356,648
2,130	SABMiller PLC	106,412

		2,393,133

United States — 7.2%
4,726	Accenture PLC (Class A Stock)	339,752
1,714	Core Laboratories NV	218,775
979	Credicorp Ltd.	153,439
4,725	Michael Kors Holdings Ltd.*	265,214

		977,180

	Total common stocks (cost $10,595,879)	13,040,135

PREFERRED STOCK — 2.8%
Germany
1,493	Volkswagen AG (cost $275,393)	369,251

	Total Long-term Investments (cost $10,871,272)	13,409,386

SHORT-TERM INVESTMENT — 1.5%
Affiliated Money Market Mutual Fund
202,818	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $202,818)(a)	202,818

	TOTAL INVESTMENTS — 100.9% (cost $11,074,090)(b)	13,612,204
	LIABILITIES IN EXCESS OF OTHER ASSETS (0.9%)	(116,515)

	NET ASSETS — 100.0%	$13,495,689

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$11,118,036	$2,513,198	$(19,030)	$2,494,168

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,200,385	$—	$—
China	317,824	—	—
Denmark	442,325	—	—
France	1,044,091	—	—
Germany	640,383	—	—
Hong Kong	382,780	—	—
Indonesia	85,955	—	—
Ireland	549,749	—	—
Italy	1,382,744	—	—
Japan	123,263	—	—
Macau	279,106	—	—
Mexico	369,487	—	—
Netherlands	164,910	—	—
South Africa	538,056	—	—
South Korea	463,725	—	—
Spain	506,969	—	—
Switzerland	300,487	—	—
Taiwan	259,855	—	—
Thailand	—	208,903	—
Turkey	408,825	—	—
United Kingdom	2,393,133	—	—
United States	977,180	—	—
Preferred Stock
Germany	369,251	—	—
Affiliated Money Market Mutual Fund	202,818	—	—

Total	$13,403,301	$208,903	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

Textiles, Apparel & Luxury Goods	8.8%
Pharmaceuticals	7.5
Semiconductors & Semiconductor Equipment	7.0
Beverages	6.9
Specialty Retail	5.2
Real Estate Management & Development	5.0
Software	4.5
Commercial Banks	4.3
Chemicals	4.1
Food & Staples Retailing	4.0
Hotels, Restaurants & Leisure	3.9
Professional Services	3.6
Oil, Gas & Consumable Fuels	3.5
Energy Equipment & Services	2.9
Aerospace & Defense	2.7
Automobiles	2.7
Multiline Retail	2.6
IT Services	2.5
Internet & Catalog Retail	2.4
Internet Software & Services	2.4
Capital Markets	2.2
Diversified Financial Services	1.9
Real Estate Investment Trusts	1.8
Food Products	1.6
Affiliated Money Market Mutual Fund	1.5
Media	1.5
Computers & Peripherals	1.2
Trading Companies & Distributors	1.2
Machinery	0.9
Wireless Telecommunication Services	0.6

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Series hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Series invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2013

*	Print the name and title of each signing officer under his or her signature.